CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flow from operating activities
Net income (loss)	¥ (209,252)	$ (30,138)	¥ (324,209)	¥ 157,049
Adjustments to reconcile net income to net cash provided in operating activities:
Depreciation of property and equipment	12,865	1,853	10,209	8,653
Amortization of intangible assets	6,846	986	1,361	1,634
Deferred tax (benefit) expense	(496)	(71)	40,079	(23,931)
Share-based compensation	163,341	23,526	158,628	89,922
(Gain) loss on disposal of property and equipment	15	2	228	(2)
Impairment loss on equity investment	3,440	495	5,000
Provision for bad debt	200	29	19,848
Write-off of deferred offering expenses				3,241
Changes in fair value of the structured deposit			(1,124)	1,124
Loss from equity method investments	406	58	407
Reimbursement of American Depositary Receipt ("ADR") program related expenses	(1,390)	(200)		(2,648)
Gain on disposal of subsidiaries	(136,914)	(19,720)
Accumulated deficit brought forward from acquired VIE			(96)
Changes in operating assets and liabilities:
Account payable	18	3
Accounts receivable	(4,360)	(628)	51,062	(11,923)
Prepayments and other current assets	(4,347)	(626)	137,652	(42,511)
Deposits	(4,759)	(685)	8,854	(4,132)
Accrued expenses and other current liabilities	55,359	7,972	(43,114)	37,831
Accrued payroll and welfare payable	1,807	260	(15,896)	17,622
Long-term payables	(2,456)	(354)	2,734	13,881
Income tax payable	5,336	769	(9,248)	4,743
Net cash generated from (used in) operating activities	(114,341)	(16,469)	42,375	250,553
Cash flows from investing activities
Acquisition of property and equipment	(26,888)	(3,873)	(10,214)	(15,469)
Acquisition of intangible assets			(885)	(1,719)
Cash received from disposal of subsidiary	224,392	32,319
Acquisition of other non-current assets	(28,385)	(4,088)	(58,487)	(24,114)
Restricted cash	6,895	993	2,070	2,481
Cash paid for business combination, net of cash	(6,671)	(960)	(93,201)
Cash paid for short-term investments	(213,460)	(30,745)	(44,416)	(71,306)
Cash paid for time deposits	(938,928)	(135,234)	(2,077,901)	(580,444)
Cash received from return of time deposits	1,386,854	199,749	1,290,692	294,818
Cash received from return of short-term investments	100,000	14,403	70,182
Proceeds from disposal of property and equipment	24	3	97	9
Net cash (used in) generated from investing activities	503,833	72,567	(922,063)	(395,744)
Cash flows from financing activities
Proceeds from short-term bank borrowings			174,000	1,000
Repayment of short-term bank borrowings			(174,000)	(13,802)
Cash received from release of restricted cash			190,839	56,512
Cash paid for restricted cash			(190,839)
Proceeds from the exercise of share options	12,558	1,809	18,126	48,788
Proceeds from the private placement			739,108
Repurchase of ordinary shares	(131,042)	(18,874)	(8,773)
Reimbursement of ADR program related expenses	1,390	200		3,161
Payment for public offering expenses				(10,737)
Net cash generated from financing activities	(117,094)	(16,865)	748,461	84,922
Effect of exchange rate changes on cash and cash equivalents	47	7	46,328	1,507
Net (decrease) increase in cash and cash equivalents	272,445	39,240	(84,899)	(58,762)
Cash and cash equivalents at beginning of the year	400,657	57,707	485,556	544,318
Cash and cash equivalents at end of the year	673,102	96,947	400,657	485,556
Supplemental disclosures of cash flow information:
Income tax paid	(51)	(7)	(9,439)	(15,836)
Interest paid				(356)
Interest received	¥ 18,977	$ 2,733	¥ 15,400	¥ 10,568